UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
February 12, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 110
Form 13F Information Table Value Total: $3,991,408 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Madison Mosaic Funds

                                                            FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abercrombie & Fitch            COM        002896207    12847  184500 SH        SOLE                184500
Aeropostale Inc                COM        007865108     5927  192000 SH        SOLE                192000
Affiliated Managers Group      COM        008252108     1167   11100 SH        SOLE                 11100
Altera Corp.                   COM        021441100     4912  249600 SH        SOLE                249600
American Eagle Outfitters      COM        02553E106     6086  195000 SH        SOLE                195000
American S&P 500 Index Fund    COM        464287200     1201    8455 SH        SOLE                  8455
Amgen, Inc.                    COM        031162100    71477 1046365 SH        SOLE               1013635           32730
Apache Corp                    COM        037411105     9744  146500 SH        SOLE                146500
Applied Materials, Inc.        COM        038222105     9042  490100 SH        SOLE                490100
Autoliv, Inc.                  COM        052800109    24331  403501 SH        SOLE                386956           16545
Bed Bath Beyond Inc            COM        075896100     8889  233300 SH        SOLE                233300
Berkshire Hathaway, Inc. Cl B  COM        084670207   125535   34243 SH        SOLE                 32704            1539
Best Buy Company               COM        086516101    13872  282000 SH        SOLE                282000
Biogen Idec                    COM        09062x103     8190  166500 SH        SOLE                166500
Biomet Inc.                    COM        090613100    11213  271700 SH        SOLE                271700
Boeing                         COM        097023105      600    6750 SH        SOLE                                  6750
Boston Scientific              COM        101137107     3438  200100 SH        SOLE                200100
Bristol-Myers Squibb           COM        110122108      743   28247 SH        SOLE                  9717           18530
Brookfield Asset Management    COM        112585104    22183  460417 SH        SOLE                440972           19445
Cabela's Inc Cl A              COM        126804301    24142 1000499 SH        SOLE                960429           40070
Capital One Finl Corp          COM        14040H105    83639 1088770 SH        SOLE               1047435           41335
Carmax, Inc.                   COM        143130102    13934  259823 SH        SOLE                249043           10780
Charles River Laboratories     COM        159864107   108621 2511463 SH        SOLE               2421623           89840
Check Point Software Tech.     COM        M22465104     9682  441700 SH        SOLE                441700
Cintas Corp.                   COM        172908105    23216  584636 SH        SOLE                563706           20930
Cisco Systems, Inc.            COM        17275R102   114675 4195955 SH        SOLE               4045551          150404
Citigroup, Inc.                COM        172967101   151700 2723515 SH        SOLE               2624209           99306
Clorox Co.                     COM        189054109    28353  441973 SH        SOLE                424298           17675
Coach Inc.                     COM        189754104     6014  140000 SH        SOLE                140000
Coca Cola Co                   COM        191216100    96005 1989750 SH        SOLE               1908080           81670
Comcast, Corp. - Cl A          COM        20030N101      849   20048 SH        SOLE                 20048
Comcast, Corp. Special Cl A    COM        20030N200   104152 2486907 SH        SOLE               2385731          101176
Community Health Systems       COM        203668108     3762  103000 SH        SOLE                103000
Countrywide Credit Indus       COM        222372104    10570  249000 SH        SOLE                249000
Dell Computer Corp             COM        24702R101     8197  326700 SH        SOLE                326700
Discovery Holding Co-A         COM        25468Y107    26256 1631827 SH        SOLE               1564164           67663
Dover Corp.                    COM        260003108   132653 2706092 SH        SOLE               2606567           99525
EBAY Inc.                      COM        278642103     9238  307200 SH        SOLE                307200
FLIR Systems, Inc.             COM        302445101    35858 1126545 SH        SOLE               1094195           32350
First Data Corp                COM        319963104     2073   81235 SH        SOLE                 80855             380
Fiserv, Inc                    COM        337738108   117825 2247702 SH        SOLE               2171466           76236
Flextronics Intl LTD           COM        Y2573F102     7829  682000 SH        SOLE                682000
Fortune Brands Inc             COM        349631101      596    6975 SH        SOLE                  6975
Garmin LTD                     COM        G37260109      278    5000 SH        SOLE                  5000
General Electric               COM        369604103    80140 2153714 SH        SOLE               2065092           88622
Google Inc                     COM        38259p508     4605   10000 SH        SOLE                 10000
Harley-Davidson Inc            COM        412822108     1762   25000 SH        SOLE                 25000
Health Mgmt Assoc. Inc.-A      COM        421933102     7781  368590 SH        SOLE                367500            1090
Hershey Foods Corp             COM        427866108      237    4760 SH        SOLE                  4760
Hewlett-Packard                COM        428236103     6343  154000 SH        SOLE                154000
Home Depot                     COM        437076102   121057 3014373 SH        SOLE               2907113          107260
Idex Corp.                     COM        45167R104     2677   56468 SH        SOLE                 56468
Int'l Game Technology          COM        459902102    23748  514027 SH        SOLE                492932           21095
Intel Corp                     COM        458140100    10650  525925 SH        SOLE                525925
Janus Capital Group, Inc.      COM        47102X105    18631  862946 SH        SOLE                828456           34490
Johnson & Johnson              COM        478160104   141519 2143578 SH        SOLE               2056537           87041
Kohls Corp                     COM        500255104     2053   30000 SH        SOLE                 30000
Laboratory Crp of Amer Hldgs   COM        50540R409    26796  364716 SH        SOLE                351451           13265
Legg Mason                     COM        524901105      528    5560 SH        SOLE                  5560
Liberty Global Inc.-Series C   COM        530555309    10988  392415 SH        SOLE                374920           17495
Liberty Media Interactive A    COM        53071M104    63346 2936756 SH        SOLE               2817480          119276
Linear Tech Corp.              COM        535678106   101684 3353687 SH        SOLE               3234637          119050
Lowe's Companies               COM        548661107    15049  483100 SH        SOLE                483100
MGIC Investment                COM        552848103    97380 1557077 SH        SOLE               1498902           58175
Markel Corp.                   COM        570535104    34778   72440 SH        SOLE                 69197            3243
Marsh & McLennan               COM        571748102    85799 2798408 SH        SOLE               2684013          114395
Maxim Integrated Prods         COM        57772K101     2909   95000 SH        SOLE                 95000
McDonalds                      COM        580135101    88532 1997106 SH        SOLE               1916303           80803
Medtronic Inc.                 COM        585055106     9498  177500 SH        SOLE                177500
Mercury General Corp.          COM        589400100    15212  288494 SH        SOLE                277209           11285
Merrill Lynch                  COM        590188108     9589  103000 SH        SOLE                103000
Microsoft Corp                 COM        594918104   149356 5001860 SH        SOLE               4816077          185783
Mohawk Industries, Inc.        COM        608190104    27559  368137 SH        SOLE                353377           14760
Morgan Stanley                 COM        617446448   106115 1303139 SH        SOLE               1253901           49238
Novartis Ag                    ADR        66987v109   111504 1941227 SH        SOLE               1862817           78410
O-Reilly Automotive Inc.       COM        686091109    26484  826069 SH        SOLE                792354           33715
Odyssey Re Holdings Corp       COM        67612W108    25337  679278 SH        SOLE                652387           26891
Patterson Cos Inc.             COM        703395103    31824  896193 SH        SOLE                867858           28335
Pfizer, Inc.                   COM        717081103     1751   67600 SH        SOLE                 67600
Proctor & Gamble               COM        742718109      225    3500 SH        SOLE                  3500
QLogic Corp                    COM        747277101      307   14000 SH        SOLE                 14000
Qualcomm, Inc.                 COM        747525103     8697  230150 SH        SOLE                230150
Ross Stores, Inc.              COM        778296103     2168   74000 SH        SOLE                 74000
S&P 500 Depository Receipt     COM        78462F103     1909   13482 SH        SOLE                 13482
SEI Investments Co.            COM        784117103    20832  349771 SH        SOLE                335511           14260
Scripps Co. (E.W.) - Cl A      COM        811054204    18679  374025 SH        SOLE                359845           14180
Standard & Poor's Midcap 400   COM        595635103     2244   15334 SH        SOLE                 15334
Stryker Corp                   COM        863667101     1161   21070 SH        SOLE                 21070
Symantec Corp                  COM        871503108    94342 4524780 SH        SOLE               4360125          164655
Synovus Financial Corp         COM        87161C105    29774  965733 SH        SOLE                927978           37755
Sysco Corp                     COM        871829107   121686 3310288 SH        SOLE               3189274          121014
Target Corporation             COM        87612E106   120618 2114251 SH        SOLE               2038471           75780
Techne Corp                    COM        878377100    12707  229165 SH        SOLE                221720            7445
Tiffany & Co.                  COM        886547108    23091  588467 SH        SOLE                564277           24190
Transaction Systems Architects COM        893416107     7882  242000 SH        SOLE                242000
Transocean Sedco Forex, Inc.   COM        G90078109     9333  115375 SH        SOLE                115375
Unit Corp                      COM        909218109    15350  316815 SH        SOLE                303625           13190
United Healthcare Corp.        COM        91324P102   107742 2005257 SH        SOLE               1924132           81125
United Parcel Service - Cl B   COM        911312106    95451 1273013 SH        SOLE               1222988           50025
Wal-Mart Stores                COM        931142103   118904 2574785 SH        SOLE               2464110          110675
Walgreen Co                    COM        931422109    58441 1273511 SH        SOLE               1222326           51185
Waste Management, Inc.         COM        94106L109    20998  571056 SH        SOLE                548091           22965
Waters Corp.                   COM        941848103    22062  450514 SH        SOLE                432244           18270
Wells Fargo & Co               COM        949746101    94760 2664793 SH        SOLE               2555513          109280
Western Union Co.              COM        959802109     1821   81235 SH        SOLE                 80855             380
White Mountains Ins Grp        COM        G9618E107    29954   51696 SH        SOLE                 49574            2122
Williams-Sonoma, Inc.          COM        969904101     6980  222000 SH        SOLE                222000
Xilinx, Inc.                   COM        983919101     2202   92500 SH        SOLE                 92500
Zebra Technologies Corp-Cl A   COM        989207105    23666  680266 SH        SOLE                651351           28915
Zimmer Holdings Inc.           COM        98956P102     7901  100800 SH        SOLE                100800